Redeemable Non-Controlling Interests - (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Redeemable Non-Controlling Interests.
Re-measurement adjustment recorded against fair value of redeemable noncontrolling interest		$ 0	$ 0
P3 Health Group, LLC
Redeemable Non-Controlling Interests.
Common units	238,132,413	243,170,902	238,132,413
Ownership %	100.00%	100.00%	100.00%
Trading period of shares to determine air value of non-controlling interest		5 days
Common Unit exchange or redemption	0
P3 Health Partners Inc. | P3 Health Group, LLC
Redeemable Non-Controlling Interests.
Common units	41,578,890	41,578,890	41,578,890
Ownership %	17.50%	17.10%	17.50%
Non-controlling Interest Holders&rsquo | P3 Health Group, LLC
Redeemable Non-Controlling Interests.
Common units	196,553,523	201,592,012	196,553,523
Ownership %	82.50%	82.90%	82.50%
Non-controlling Interest Holders&rsquo | P3 Health Partners Inc. | Class V common
Redeemable Non-Controlling Interests.
Ownership %		83.00%